Note 6 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - negative scenario [Member]	Jun. 30, 2023
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.82%
Unemployment	13.39%
HPI	(3.59%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.65%
Unemployment	13.28%
HPI	(2.02%)
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.77%
Unemployment	12.05%
HPI	1.08%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.80%
Unemployment	10.77%
HPI	1.14%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.48%
Unemployment	9.79%
HPI	1.06%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%
Unemployment	8.83%
HPI	0.72%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.59%
Unemployment	3.01%
HPI	6.33%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	1.11%
Unemployment	3.91%
HPI	5.80%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.18%
Unemployment	3.72%
HPI	3.85%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%
Unemployment	3.75%
HPI	1.51%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%
Unemployment	3.80%
HPI	0.85%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.92%
Unemployment	3.67%
HPI	1.90%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.51%
Unemployment	11.29%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(0.58%)
Unemployment	12.57%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.62%
Unemployment	12.20%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.61%
Unemployment	11.73%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.55%
Unemployment	11.67%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.47%
Unemployment	11.66%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(1.06%)
Unemployment	7.22%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.86%
Unemployment	7.02%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	6.93%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.20%
Unemployment	6.89%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	6.80%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	6.80%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(8.25%)
Unemployment	9.09%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(5.28%)
Unemployment	11.49%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.29%
Unemployment	10.88%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.37%
Unemployment	9.45%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.34%
Unemployment	8.17%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.85%
Unemployment	7.09%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(0.24%)
Unemployment	10.96%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.56%
Unemployment	11.67%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.35%
Unemployment	11.85%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.96%
Unemployment	11.80%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.16%
Unemployment	11.21%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.39%
Unemployment	10.65%